UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	June 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments June 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CONVERTIBLE BONDS (76.4%)
	Advertising/Marketing Services (0.9%)
$1,220	Interpublic Group Co.	4.25%	03/15/23	$1,241,350

	Aerospace & Defense (2.3%)
1,500	AAR Corp.	1.75	02/01/26	1,170,000
1,360	Ceradyne Inc.	2.875	12/15/35	1,254,600
598	L-3 Communications Corp.	3.00	08/01/35	664,528
				3,089,128
	Agricultural Commodities/Milling (0.4%)
560	Archer Daniels Midland Co.- 144A (d)	0.875	02/15/14	566,300

	Alternative Power Generation (1.8%)
1,750	Covanta Holding Corp.	1.00	02/01/27	1,865,938
640	JA Solar Holding Co.	4.50	05/15/13	569,600
				2,435,538
	Apparel/Footwear (1.0%)
1,700	Iconix Brad Group, Inc. - 144A (d)	1.875	06/30/12	1,300,500

	Beverages: Alcoholic (1.5%)
1,700	Molson Coors Brewing Co.	2.50	07/30/13	2,076,125

	Biotechnology (10.2%)
1,295	Affymetrix Inc.	3.50	01/15/38	1,060,281
400	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	943,500
1,160	Biomarin Pharmaceutical	1.875	04/23/17	1,831,350
1,750	Genzyme Corp.	1.25	12/01/23	1,944,688
1,120	Gilead Sciences Inc.	0.50	05/01/11	1,610,000
1,690	Illumina, inc. - 144A (d)	0.625	02/15/14	3,468,725
540	Isis Pharmaceuticals, Inc.	2.625	02/15/27	621,675
480	Millipore Corp.	3.75	06/01/26	485,400
1,270	Millipore Corp. - 144A (d)	3.75	06/01/26	1,284,288
1,360	Oscient Pharmaceuticals Corp.	3.50	04/15/11	554,200
				13,804,107
	Cable/Satellite TV (1.6%)
2,000	Liberty Media Corp.	3.125	03/30/23	2,095,000

	Coal (1.7%)
360	Patriot Coal	3.25	05/31/13	499,950
1,100	Peabody Energy Corp.	4.75	12/15/66	1,821,875
				2,321,825
	Computer Peripherals (3.3%)
1,350	Emc Corp. - 144A (d)	1.75	12/01/11	1,544,063
660	Maxtor Corp.	6.80	04/30/10	695,475
1,600	Netapp Inc.	1.75	06/01/13	1,556,000
680	Synaptics Inc.	0.75	12/01/24	697,000
				4,492,538
	Contract Drilling (2.8%)
1,400	Nabors Industries, Inc.	0.94	05/15/11	1,729,000
750	Transocean Inc.(Series A)	1.625	12/15/37	845,625
1,000	Transocean Inc.(Series B)	1.50	12/15/37	1,135,000
				3,709,625
	Drugstore Chains (0.4%)
640	Rite Aid Corp.	8.50	05/15/15	578,400

	Electrical Products (0.7%)
820	SunPower Corp.	0.75	08/01/27	915,325

	Electronic Components (1.1%)
1,600	Flextronics International Ltd. (Singapore)	1.00		08/01/10	1,510,000

	Electronic Distributors (0.9%)
1,050	Anixter International Inc. - 144A (d)	1.00		02/15/13	1,157,625

	Electronics/Appliance Stores (0.7%)
900	Best Buy Co., Inc.	2.25		01/15/22	942,750

	Energy (0.4%)
640	Yingli Green	0.00		12/15/12	549,600

	Environmental Services (1.0%)
1,200	Waste Connections, Inc.	3.75		04/01/26	1,327,500

	Financial Services (1.1%)
1,660	Nasdaq OMX Group, Inc. - 144 A (d)	2.50		08/15/13	1,450,425

	Hospital/Nursing Management (3.3%)
1,090	Health Management Assoc.- 144A PRIV (d)	3.75		05/01/28	1,054,019
4,000	Lifepoint Hospitals, Inc.	3.50		05/15/14	3,425,000
					4,479,019
	Industrial Machinery (0.4%)
325	Actuant Corp.	2.00		11/15/23	532,188

	Information Technology Services (1.5%)
1,020	Lawson Software - 144A (d)	2.50		04/15/12	939,675
1,190	Level 3 Communications Inc.	6.00		09/15/09	1,139,425
					2,079,100
	Internet Software/Services (3.5%)
1,240	Digital River Inc.	1.25		01/01/24	1,291,150
1,700	Equinix Inc.	2.50		04/15/12	1,753,125
850	GSI Commerce, Inc. - 144A (d)	2.50		06/01/27	642,813
1,440	Savvis Inc.	3.00		05/15/12	1,051,200
					4,738,288
	Investment Banks/Brokers (0.9%)
1,200	Merrill Lynch & Co., Inc.	0.00		03/13/32	1,227,360

	Medical Specialties (5.7%)
1,360	Fisher Scientific International	3.25		03/01/24	2,063,800
1,415	Hologic, Inc.	2.00		12/15/37	1,202,750
1,200	Medtronic Inc.	1.50		04/15/11	1,281,000
1,320	Sonosite, Inc.	3.75		07/15/14	1,333,200
1,650	Wright Medical Group, Inc.	2.625		12/01/14	1,744,875
					7,625,625
	Metal Fabrications (1.1%)
1,485	General Cable Corp. - 144A (d)	1.00		10/15/12	1,473,863

	Oil & Gas Production (6.5%)
1,840	Carrizo Oil & Gas Inc.	4.375		06/01/28	1,897,500
640	Chesapeake Energy Corp.	2.25		12/15/38	738,400
1,260	Chesapeake Energy Corp.	2.75		11/15/35	2,271,150
1,250	Delta Petroleum Corp.	3.75		05/01/37	1,420,313
590	GMX Resources, Inc. - 144A (d)	5.00		02/01/13	1,463,200
660	St. Mary Land & Exploration Co.	3.50		04/01/27	907,500
					8,698,063
	Oilfield Services/Equipment (2.9%)
750	Cal Dive International, Inc.	3.25		12/15/25	1,102,500
500	Cameron Intl Corp.	2.50		06/15/26	845,625
350	Schlumberger Ltd.	2.125		06/01/23	946,313
745	SESI LLC - 144A (d)	1.50	(b)	12/15/26	1,006,681
					3,901,119
	Other Metals/Minerals (0.9%)
600	Alpha Natural Resources	2.375		04/15/15	1,248,000

	Packaged Software (2.1%)
1,565	Blackboard Inc.	3.25		07/01/27	1,539,569
1,020	Sybase, Inc.	1.75		02/22/25	1,287,750
					2,827,319

	Pharmaceuticals: Major (1.3%)
1,650	Wyeth	3.581	(c)	01/15/24	1,693,230

	Pharmaceuticals: Other (2.2%)
428	Allergan Inc. - 144A (d)	1.50		04/01/26	453,145
1,030	Inverness Medical Innovations, Inc. - 144A (d)	3.00		05/15/16	997,813
1,700	Sciele Pharma, Inc.	2.625		05/15/27	1,557,625
					3,008,583
	Real Estate Development (0.5%)
850	American Real Estate Holdings	4.00		08/15/13	721,438

	Real Estate Investment Trusts (0.5%)
700	Prologis Trust Ser 144A (d)	2.25		04/01/37	643,125

	Recreational Products (0.5%)
600	Scientific Games Corp.	0.75		12/01/24	706,500

	Semiconductors (3.2%)
300	Intel Corp. - 144A (d)	2.95		12/15/35	293,625
1,750	Intel Corp. - 144A (d)	2.95		12/15/35	1,712,813
1,400	On Semiconductor Corp. - 144A (d)	2.625		12/15/26	1,538,250
800	Xilinx, Inc. - 144A (d)	3.125		03/15/37	760,000
					4,304,688
	Telecommunication Equipment (1.0%)
563	ADC Telecommunications Inc.	3.508		06/15/13	489,106
1,015	Arris Group Inc.	2.00		11/15/26	855,239
					1,344,345
	Wholesale Distributors (2.5%)
2,000	Collegiate Pacific Inc.	5.75		12/01/09	1,915,000
300	WESCO International Inc.	1.75		11/15/26	252,375
1,400	WESCO International. Inc. - 144A (d)	1.75		11/15/26	1,177,750
					3,345,125
	Wireless Telecommunications (1.3%)
1,520	NII Holdings, Inc.	2.75		08/15/25	1,778,400

	TOTAL CONVERTIBLE BONDS (Cost $98,434,093)				101,939,039

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (16.0%)
	Agricultural Commodities/Milling (0.3%)
425	Bungle Ltd. $51.25	416,207

	Chemicals: Major Diversified (1.4%)
31,000	Celanese Corp. $1.0625	1,821,250

	Electric Utilities (1.1%)
4,100	NRG Energy Inc. $14.375	1,497,484

	Finance/Rental/Leasing (1.4%)
20,400	Federal National Mortgage Assoc. $4,375	781,320
1,050	SLM Corp $72.50	1,046,168
		1,827,488
	Financial Conglomerates (1.3%)
39,050	Citigroup Inc. $3.25	1,698,675

	Investment Banks/Brokers (0.9%)
1,440	Lehman Brothers Holdings $72.50	1,158,379

	Investment Managers (0.5%)
16,000	Legg Mason Inc. $3.50	672,640

	Life/Health Insurance (1.1%)
58,500	MetLife, Inc. $1.5938	1,533,285

	Major Banks (2.1%)
1,625	Bank of America Corp. (Series L) $72.50	1,438,125

8,000	Keycorp $7.75		767,120
640	Wachovia Corp. $75.00		564,083
			2,769,328
	Motor Vehicles (0.4%)
36,200	General Motors Corp Ser C $6.25		480,011

	Office Equipment/Supplies (0.9%)
27,500	Avery Dennison Corp. $3.94		1,235,300

	Pharmaceuticals: Generic Drugs (0.7%)
1,070	Mylan, Inc. $65.00		941,107

	Pharmaceuticals: Major (1.0%)
6,800	Schering-Plough Corp. $3.00		1,302,267

	Precious Metals (1.3%)
6,210	Freeport-Mc Cooper & Gold Inc. $6.75		1,044,024
10,900	Vale Capital Ltd. $2.75 (Cayman Islands)		737,384
			1,781,408
	Telecommunication Equipment (0.6%)
1,100	Lucent Technologies Capital Trust I $77.50		836,000

	Wireless Telecommunications (1.0%)
24,000	Crown Castle International Corp. $3.125		1,344,600

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,972,301)		21,315,429

	COMMON STOCKS (2.2%)
	Investment Banks/Brokers (0.0%)
0	Lazard Ltd. (Class A) (Bermuda) (a)		1

	Oil & Gas Pipelines (1.1%)
38,014	Williams Companies, Inc. (The) (a)		1,532,344

	Wireless Telecommunications (1.1%)
30,492	NII Holdings Inc.(a)		1,448,064

	TOTAL COMMON STOCKS (Cost $1,271,610)		2,980,409

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (e) (4.7%)
	Investment Company
6,308	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $6,308,056)		6,308,056

	TOTAL INVESTMENTS (Cost $128,986,065) (f)	99.3%	132,542,933
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	946,639
	NET ASSETS	100.0%	$133,489,572

(a)	Non-income producing security.
(b)	Rate in effect at June 30, 2008. Rate will reset to 1.25% at a future specified date.
(c)	Variable rate security. Rate shown is the rate in effect at June 30, 2008.
(d)	Resale is restricted to qualified institutional investors.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional

Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008